COMMITMENTS AND CONTINGENCIES - Additional Information (Details)			1 Months Ended			6 Months Ended
	Oct. 15, 2019 CNY (¥)	Mar. 20, 2015 CNY (¥)	Oct. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	May 30, 2007 CNY (¥)
Purchase commitment amount										$ 2,129,052
Payables To Guizhou Eakan Investing Corp								$ 2,087,030		$ 2,121,392
PRC Legal Proceedings [Member]
Guizhou Taibangs Equity Interests				4.71%	4.71%
Payment to Guizhou Taibang in exchange				$ 1,605,408	¥ 11,200,000
Plasma [Member]
Purchase commitment amount								33,659,897
Capital Addition Purchase Commitments [Member]
Purchase commitment amount								11,021,364
PRC Lawsuit [Member]
Plaintiff alleged | ¥												¥ 14,560,000
Payables To Guizhou Eakan Investing Corp						$ 2,087,030		$ 2,087,030	¥ 14,560,000		¥ 14,560,000
Fund Possession Cost						$ 5,323,877	¥ 37,141,600
Percentage of profit entitled by individual lawsuit		15.00%
Plaintiff requested payment | ¥		¥ 10,000,000
Litigation settlement amount | ¥	¥ 10,000,000
Loss contingency			$ 0